Summary of accumulated losses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 5,117,485	$ (835,478)	$ (2,163,741)
Profit attributable to owners of the Company	(3,891,586)	(5,090,327)	(995,766)
Ending balance	4,989,957	5,117,485	(835,478)
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(45,227,027)	(40,136,700)	(39,140,934)
Transfers from reserve accounts	3,773,151
Profit attributable to owners of the Company	(3,891,586)	(5,090,327)	(995,766)
Ending balance	$ (45,345,462)	$ (45,227,027)	$ (40,136,700)